Related party transactions - Summary of transactions between related parties explanatory (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Due from due to related party transactions	R$ 164,102	R$ 146,814
Income expense from related party transactions	4,920	16,905	R$ 6,104
Securities [Member]
Disclosure of transactions between related parties [line items]
Due from due to related party transactions	15,085	0
Income expense from related party transactions	76	0	17,403
Securities purchased under agreements to sell [Member]
Disclosure of transactions between related parties [line items]
Due from due to related party transactions	0	0
Income expense from related party transactions	0	0	5,101
Accounts receivable and loans operations [Member]
Disclosure of transactions between related parties [line items]
Due from due to related party transactions	89,224	127,325
Income expense from related party transactions	4,844	16,905	424
Securities sold under repurchase agreement [Member]
Disclosure of transactions between related parties [line items]
Due from due to related party transactions	0	0
Income expense from related party transactions	0	0	(16,824)
Financing instruments payable [Member]
Disclosure of transactions between related parties [line items]
Due from due to related party transactions	59,793	19,489
Income expense from related party transactions	R$ 0	R$ 0	R$ 0